Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jul. 06, 2023
C000243281
Account Value [Line Items]
Line Graph and Table Measure Name	MUSQ Global Music Industry Index ETF
Account Value	$ 10,471	$ 9,993	$ 10,000
VettaFi Full World Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	VettaFi Full World Index (TR) (USD)
Account Value	$ 12,821	11,403	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,713	$ 11,367	$ 10,000